Long-Term Investments	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Long-Term Investments
12.	LONG-TERM INVESTMENTS

The Company’s long-term investments consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Equity investments without readily determinable fair values	57,567	51,410	7,477
Equity method investments	450,822	490,376	71,322
Available-for-sale debt investments	2,537	2,537	369

	510,926	544,323	79,168

Equity investments without readily determinable fair values

The Company disposed an equity investment without readily determinable fair values with a consideration of RMB26,653 (US$3,877) in 2018. The investment income comprised of dividend income of RMB1,821 and RMB406 (US$59), and disposal gain of nil and RMB20,496 (US$2,981) for the years ended December 31, 2017 and 2018, respectively.

The Company recorded an impairment loss of long-term investment amounting nil, RMB20,258 and nil for the years ended December 31, 2016, 2017 and 2018, respectively.

Equity method investments:

	As of December 31, 2016			Increase (decrease) during the year ended December 31, 2017		As of December 31, 2017
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity gain (loss)	Cost of investments	Share equity gain (loss)	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	85,148	186,148	—	90,888	101,000	176,036	277,036
Unis Tech	49,000	(285)	48,175	—	(12,676)	49,000	(12,961)	36,039
Shihua DC Holdings	—	—	—	147,176	(9,429)	147,176	(9,429)	137,747
WiFire Entities	—	—	—	15,000	(15,000)	15,000	(15,000)	—

	150,000	84,863	234,863	162,176	53,783	312,176	138,646	450,822

	As of December 31, 2017			Increase (decrease) during the year ended December 31, 2018			As of December 31, 2018
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity loss	Disposal gain	Cost of investments	Share equity gain (loss)	Disposal gain	Investments in equity investee	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	176,036	277,036	—	(150,355)	—	101,000	25,681	—	126,681	18,425
Unis Tech	49,000	(12,961)	36,039	(49,000)	(3,548)	16,509	—	(16,509)	16,509	—	—
Shihua DC Holdings	147,176	(9,429)	137,747	219,447	(24,229)	—	366,623	(33,658)	—	332,965	48,428
Jingliang Inter Cloud	—	—	—	6,000	(34)	—	6,000	(34)	—	5,966	868
Jingliang Century Cloud	—	—	—	4,000	—	—	4,000	—	—	4,000	582
Huaye Cloud	—	—	—	23,333	(6,319)	—	23,333	(6,319)	—	17,014	2,474
ZJK Energy	—	—	—	5,907	(2,157)	—	5,907	(2,157)	—	3,750	545
WiFire Entities	15,000	(15,000)	—	—	—	—	15,000	(15,000)	—	—	—

	312,176	138,646	450,822	209,687	(186,642)	16,509	521,863	(47,996)	16,509	490,376	71,322

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner with an amount of RMB50,500. In December 2013, the Company made the second tranche of investment of another amount of RMB50,500 in the Yizhuang Fund, and held 27.694% of the investee as of December 31, 2016, 2017 and 2018. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC Subtopic 323-10, Investments—Equity Method, (“ASC 323-10”).

In June 2016, the Company through its subsidiary, 21Vianet Beijing, and a related company jointly set up Unisplendour-Vianet Technology Inc. (“Unis Tech”). The Company injected capital of RMB49,000 to acquire 49% of equity interest in Unis Tech with the ability to exercise significant influence. In March 2018, the Company disposed all its equity interests in Unis Tech with a total cash consideration of RMB49,000 (US$7,127) and recognized investment loss with an amount of RMB3,548 (US$516) and disposal gain with an amount of RMB16,509 (US$2,401).

In March 2017, the Company through its subsidiary, 21Vianet HK, and a third company jointly set up Shihua DC Holdings Inc. (“Shihua DC Holdings”). The Company injected capital of RMB147,176 to acquire 49% of equity interest in Shihua DC Holdings with the ability to exercise significant influence. In the year of 2018, the Company increased the capital injection with the amount of RMB219,447 (US$31,917) on a pro rata basis.

In September 2017, after the disposal of 66.67% equity interest in the WiFire Entities, the Company held the remaining 33.33% equity interest in the WiFire Entities, which is accounted for equity method investment at fair value of RMB6 yuan at the disposal date. In December 2017, the Company injected capital of RMB15,000 in the WiFire Entities pursuant to the sale and purchase agreement. As of December 31, 2017, the equity method investment balance is reduced to nil after the pickup of loss in the WiFire Entities.

In January 2018, the Company through its subsidiary, 21Vianet Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 (US$873) and RMB4,000 (US$582) and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investees, but it has the ability to exercise significant influence over operation and financial decisions of Jingliang Inter Cloud and Jingliang Century Cloud.

In March 2018, the Company through its subsidiary, 21Vianet Beijing, acquired 50% equity interest in Guangdong Huaye Cloud Inc. (“Huaye Cloud”) with an amount of RMB23,333 (US$3,394), with the ability to exercise significant influence.

Available-for-sale debt investments

Available-for-sale debt investments consisted of investments in convertible notes with conversion option to preferred shares that are not readily convertible to cash and therefore the bifurcation of embedded derivative is not required as the conversion option did not qualify as derivatives in accordance with ASC Topic 815, Derivatives and Hedging, (“ASC 815”).